Additional Information - Condensed Financial Statements of The Parent Company - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets, Current [Abstract]
Cash and cash equivalents	$ 75,446	$ 27,083
Short-term bank deposits	84,460	168,327
Short-term financial products issued by banks	55,000	71,464
Short-term investments	4,583	2,787
Prepayments and other current assets	14,590	22,593
Total current assets	260,100	328,050
Assets, Noncurrent [Abstract]
Long-term bank deposits	160,001	35,500
Long-term financial products issued by banks	0	61,400
Other non-current assets	19,798	18,956
Total non-current assets	460,999	371,604
Total assets	721,099	699,654
Liabilities, Current [Abstract]
Accrued expenses and other current liabilities	20,417	19,839
Total liabilities	158,251	126,993
Equity [Abstract]
Additional paid-in-capital	1,145,126	1,144,238
Treasury shares at cost	(95,238)	(72,739)
Accumulated other comprehensive (loss) income	(9,987)	(12,257)
Accumulated deficit	(477,100)	(486,628)
Total shareholders' equity	562,848	572,661	$ 604,749	$ 728,260
Total liabilities, and shareholders' equity	721,099	699,654
Common Class A
Equity [Abstract]
Ordinary shares	39	39
Common Class B
Equity [Abstract]
Ordinary shares	8	8
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	61,119	7,075
Short-term bank deposits	34,141	20,000
Short-term financial products issued by banks	55,000	50,679
Short-term investments	4,583	2,787
Amounts due from subsidiaries	555,986	627,228
Prepayments and other current assets	5,150	2,737
Total current assets	715,979	710,506
Assets, Noncurrent [Abstract]
Long-term bank deposits	74,000	15,000
Long-term financial products issued by banks	0	61,400
Other non-current assets	4,833	1,233
Investments in subsidiaries and VIEs	(110,137)	(106,005)
Total non-current assets	(31,304)	(28,372)
Total assets	684,675	682,134
Liabilities, Current [Abstract]
Amounts due to subsidiaries	119,173	108,916
Accrued expenses and other current liabilities	2,654	557
Total liabilities	121,827	109,473
Equity [Abstract]
Additional paid-in-capital	1,145,126	1,144,238
Treasury shares at cost	(95,238)	(72,739)
Accumulated other comprehensive (loss) income	(9,987)	(12,257)
Accumulated deficit	(477,100)	(486,628)
Total shareholders' equity	562,848	572,661
Total liabilities, and shareholders' equity	684,675	682,134
Parent Company | Common Class A
Equity [Abstract]
Ordinary shares	39	39
Parent Company | Common Class B
Equity [Abstract]
Ordinary shares	$ 8	$ 8